Property and equipment - Summary of the Estimated Useful Lives and Depreciation Method (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property and equipment
Beginning balance	€ 35,923
Ending Balance	37,887	€ 35,923
Office buildings
Property and equipment
Beginning balance	25,219
Ending Balance	23,368	25,219
Other facilities and equipment
Property and equipment
Beginning balance	10,685
Ending Balance	14,046	10,685
Work in Progress
Property and equipment
Beginning balance	19
Ending Balance	473	19
Cost
Property and equipment
Beginning balance	72,090	60,157
Additions	11,137	8,791
Additions through business combinations	2,625	3,789
Transfers	(19)
Disposals	(385)	(2,731)
Translation adjustments	1,103	2,084
Ending Balance	86,551	72,090
Cost | Office buildings
Property and equipment
Beginning balance	43,724	41,086
Additions	2,671	2,961
Additions through business combinations	1,288	433
Disposals	(307)	(2,325)
Translation adjustments	490	1,569
Ending Balance	47,866	43,724
Cost | Other facilities and equipment
Property and equipment
Beginning balance	28,347	19,068
Additions	8,030	5,807
Additions through business combinations	1,319	3,356
Disposals	(78)	(398)
Translation adjustments	594	514
Ending Balance	38,212	28,347
Cost | Work in Progress
Property and equipment
Beginning balance	19	3
Additions	436	23
Additions through business combinations	18
Transfers	(19)
Disposals		(8)
Translation adjustments	19	1
Ending Balance	473	19
Accumulated depreciation
Property and equipment
Beginning balance	(36,167)	(26,174)
Depreciation	(11,982)	(10,327)
Disposals	385	1,156
Translation adjustments	(900)	(822)
Ending Balance	(48,664)	(36,167)
Accumulated depreciation | Office buildings
Property and equipment
Beginning balance	(18,505)	(12,725)
Depreciation	(6,672)	(6,266)
Disposals	307	964
Translation adjustments	372	(478)
Ending Balance	(24,498)	(18,505)
Accumulated depreciation | Other facilities and equipment
Property and equipment
Beginning balance	(17,662)	(13,449)
Depreciation	(5,310)	(4,061)
Disposals	78	192
Translation adjustments	(1,272)	(344)
Ending Balance	€ (24,166)	€ (17,662)